Equity (Details) - Schedule of Other Comprehensive Income from Available for Sale Investments and Cash Flow Hedges - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt instruments at FVOCI
As of beginning of period	$ (67,161)	$ (89,748)	$ (109,392)
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	(8,417)	67,968	145,257
Recycling from other comprehensive income to income for the year	0	0	0
Net realized gains	(2,327)	(45,381)	(125,613)
Subtotals	(10,744)	22,587	19,644
As of end of period	(77,905)	(67,161)	(89,748)
Cash flow hedges
As of beginning of period	(77,801)	84,416	(118,838)
Gains (losses) on the re-measurement of cash flow hedges, before tax	82,619	(126,880)	243,366
Recycling adjustments on cash flow hedges, before tax	(22,006)	(35,337)	(40,112)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction	0	0	0
Subtotals	60,613	(162,217)	203,254
As of end of period	(17,188)	(77,801)	84,416
Other comprehensive income, before taxes	(95,093)	(144,962)	(5,332)
Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	21,035	18,133	24,231
Income tax relating to cash flow hedges	4,640	21,006	(22,792)
Total	25,675	39,139	1,439
Other comprehensive income, net of tax	(69,418)	(105,823)	(3,893)
Shareholders of the Bank	(71,181)	(107,174)	(5,242)
Non-controlling interest	$ 1,763	$ 1,351	$ 1,349